As filed with the Securities and Exchange              Registration No. 33-75990
Commission November 27, 1996                           Registration No. 811-2513

--------------------------------------------------------------------------------
                          SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C. 20549

                                       FORM N-4

--------------------------------------------------------------------------------
                        Post-Effective Amendment No. 9 To
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933


                               and Amendment To


         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


--------------------------------------------------------------------------------
    Variable Annuity Account C of Aetna Life Insurance and Annuity Company
                          (EXACT NAME OF REGISTRANT)

                   Aetna Life Insurance and Annuity Company
                               (NAME OF DEPOSITOR)

           151 Farmington Avenue, RC4A, Hartford, Connecticut 06156 (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)


      Depositor's Telephone Number, including Area Code:  (860) 273-7834

                           Susan E. Bryant, Counsel
                   Aetna Life Insurance and Annuity Company
            151 Farmington Avenue, RC4A, Hartford, Connecticut  06156
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

--------------------------------------------------------------------------------
It is proposed that this filing will become effective (CHECK APPROPRIATE SPACE):

         immediately upon filing pursuant to paragraph (b) of Rule 485
   -----
    X    on December 2, 1996 pursuant to paragraph (b) of Rule 485
   -----

Pursuant to Rule 24f-2 under the Investment Company Act of 1940, Registrant has registered an indefinite number of securities under the Securities Act of 1933. Registrant filed a Rule 24f-2 Notice for the fiscal year ended December 31, 1995 on February 29, 1996.

                              VARIABLE ANNUITY ACCOUNT C
                                CROSS REFERENCE SHEET


                                                  LOCATION - PROSPECTUS DATED
                                                  MAY 1, 1996, AS AMENDED BY
                                                   SUPPLEMENTS DATED JUNE 21,
                                                    1996, SEPTEMBER 3, 1996,
FORM N-4                                            SEPTEMBER 13, 1996, AND
ITEM NO.         PART A (PROSPECTUS)                   DECEMBER 2, 1996


   1       Cover Page. . . . . . . . . . . . . Cover Page

   2       Definitions . . . . . . . . . . . . Definitions

   3       Synopsis. . . . . . . . . . . . . . Prospectus Summary; Fee Table
                                               and as amended

   4       Condensed Financial Information . . Condensed Financial Information

   5       General Description of Registrant,
           Depositor, and Portfolio Companies  The Company; Variable Annuity
                                               Account C; The Funds and as
                                               amended

   6       Deductions and Expenses . . . . . . Charges and Deductions and as
                                               amended; Distribution

   7       General Description of Variable
           Annuity Contracts . . . . . . . . . Purchase; Miscellaneous

   8       Annuity Period. . . . . . . . . . . Annuity Period

   9       Death Benefit . . . . . . . . . . . Death Benefit During
                                               Accumulation Period; Death
                                               Benefit Payable During the
                                               Annuity Period

  10       Purchases and Contract Value. . . . Purchase; Contract Valuation

  11       Redemptions . . . . . . . . . . . . Right to Cancel; Withdrawals

  12       Taxes . . . . . . . . . . . . . . . Tax Status

  13       Legal Proceedings . . . . . . . . . Miscellaneous - Legal Matters
                                               and Proceedings

  14       Table of Contents of the Statement
           of Additional Information . . . . . Contents of the Statement of
                                               Additional Information

FORM N-4   PART B (STATEMENT OF ADDITIONAL
ITEM NO.   INFORMATION                                   LOCATION

  15       Cover Page. . . . . . . . . . . . . Cover page

  16       Table of Contents . . . . . . . . . Table of Contents

  17       General Information and History . . General Information and History

  18       Services. . . . . . . . . . . . . . General Information and History;
                                               Independent Auditors

  19       Purchase of Securities Being
           Offered . . . . . . . . . . . . . . Offering and Purchase of
                                               Contracts
  20       Underwriters. . . . . . . . . . . . Offering and Purchase of
                                               Contracts

  21       Calculation of Performance Data . . Performance Data; Average Annual
                                               Total Return Quotations

  22       Annuity Payments. . . . . . . . . . Annuity Payments

  23       Financial Statements. . . . . . . . Financial Statements

                              PART C (OTHER INFORMATION)

    Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Registration Statement.

                                    PARTS A AND B

The Prospectus and the Statement of Additional Information are incorporated into Part A and Part B of this Post-Effective Amendment No. 9, respectively, by reference to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4 (File No. 33-75990), as filed electronically on April 22, 1996 and by reference to Supplements dated June 21, 1996, September 3, 1996, September 13, 1996 and December 2, 1996 as contained in Post-Effective Amendment Nos. 5, 6, 7 and 8, respectively, to the Registration Statement on Form N-4 (File No. 33-75990), as filed electronically on June 21, 1996, August 30, 1996, September 13, 1996 and October 1, 1996, respectively.

                              VARIABLE ANNUITY ACCOUNT C
                              PART C - OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS
    (a) Financial Statements:
        (1)    Included in Part A:
               Condensed Financial Information
        (2)    Included in Part B:
               Financial Statements of Variable Annuity Account C:
               -   Independent Auditors' Report
               -   Statement of Assets and Liabilities as of December 31, 1995
               -   Statement of Operations for the year ended December 31, 1995
               - Statements of Changes in Net Assets for the years ended December 31, 1995 and 1994
               -   Notes to Financial Statements
               Financial Statements of the Depositor:
               -   Independent Auditors' Report
               - Consolidated Statements of Income for the years ended December 31, 1995, 1994 and 1993
               -   Consolidated Balance Sheets as of December 31, 1995 and 1994
               -   Consolidated Statements of Changes in Shareholder's Equity
                   for the years ended December 31, 1995, 1994 and 1993
               -   Consolidated Statements of Cash Flows for the years ended
                   December 31, 1995, 1994 and 1993
               -   Notes to Consolidated Financial Statements

    (b) Exhibits
        (1) Resolution of the Board of Directors of Aetna Life Insurance and Annuity Company establishing Variable Annuity Account C(1)
        (2)    Not applicable
        (3.1)  Form of Broker-Dealer Agreement(2)
        (3.2) Alternative Form of Wholesaling Agreement and Related Selling Agreement(2)
        (4) Form of Variable Annuity Contract (G-CDA-HF) and Endorsement (EGET-IC(R))(3)
        (5)    Form of Variable Annuity Contract Application (300-GTD-IA)(3)
        (6)    Certification of Incorporation and By-Laws of Depositor(4)
        (7)    Not applicable
        (8.1) Fund Participation Agreement (Amended and Restated) between Aetna Life Insurance and Annuity Company, Alger American Fund and Fred Alger Management, Inc. dated March 31, 1995(2)
        (8.2) Fund Participation Agreement between Aetna Life Insurance and Annuity Company and Calvert Asset Management Company (Calvert Responsibly Invested Balanced

               Portfolio, formerly Calvert Socially Responsible Series) dated March 13, 1989 and amended December 27, 1993(2)
        (8.3) Second Amendment dated January 1, 1996 to Fund Participation Agreement between Aetna Life Insurance and Annuity Company and Calvert Asset Management Company (Calvert Responsibly Invested Balanced Portfolio, formerly Calvert Socially Responsible Series) dated March 13, 1989 and amended December 27, 1993(5)
        (8.4) Fund Participation Agreement between Aetna Life Insurance and Annuity Company and Fidelity Distributors Corporation (Variable Insurance Products Fund) dated February 1, 1994 and amended March 1, 1996(2)
        (8.5) Fund Participation Agreement between Aetna Life Insurance and Annuity Company and Fidelity Distributors Corporation (Variable Insurance Products Fund II) dated February 1, 1994 and amended March 1, 1996(2)
        (8.6) Service Agreement between Aetna Life Insurance and Annuity Company and Fidelity Investments Institutional Operations Company dated as of November 1, 1995(5)
        (8.7) Fund Participation Agreement between Aetna Life Insurance and Annuity Company and Franklin Advisers, Inc. dated January 31, 1989(2)
        (8.8) Fund Participation Agreement between Aetna Life Insurance and Annuity Company and Janus Aspen Series dated April 19, 1994 and amended March 1, 1996(2)
        (8.9) Fund Participation Agreement between Aetna Life Insurance and Annuity Company and Lexington Management Corporation regarding Natural Resources Trust dated December 1, 1988 and amended February 11, 1991(2)
        (8.10) Fund Participation Agreement between Aetna Life Insurance and
               Annuity Company and Advisers Management Trust (now Neuberger & Berman Advisers Management Trust) dated April 14, 1989 and as assigned and modified on May 1, 1995(2)
        (8.11) Fund Participation Agreement between Aetna Life Insurance and
               Annuity Company and Scudder Variable Life Investment Fund dated April 27, 1992 and amended February 19, 1993 and August 13, 1993(2)
        (8.12) Amendment dated as of February 20, 1996 to Fund Participation
               Agreement between Aetna Life Insurance and Annuity Company and Scudder Variable Life Investment Fund dated April 27, 1992 as amended February 19, 1993 and August 13, 1993(5)
        (8.13) Fund Participation Agreement between Aetna Life Insurance and
               Annuity Company, Investors Research Corporation and TCI Portfolios, Inc. dated July 29, 1992 and amended December 22, 1992 and June 1, 1994(2)
        (9)    Opinion of Counsel(6)
        (10.1) Consent of Independent Auditors
        (10.2) Consent of Counsel
        (11)   Not applicable
        (12)   Not applicable

        (13)   Computation of Performance Data(7)
        (14)   See Exhibit 27 below
        (15.1) Powers of Attorney(8)
        (15.2) Authorization for Signatures(2)
        (27)   Financial Data Schedule(9)

1. Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 33-75986), as filed electronically on April 22, 1996.
2. Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 33-75986), as filed electronically on April 12, 1996.
3. Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 33-75964), as filed on February 14, 1995.
4. Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form S-1 (File No. 33-60477), as filed electronically on April 15, 1996.
5. Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 33-88720), as filed electronically on June 28, 1996.
6. Incorporated by reference to Registrant's 24f-2 Notice for fiscal year ended December 31, 1995, as filed electronically on February 29, 1996.
7. Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-4 (File No. 33-75964), as filed on April 28, 1995.
8. Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-01107), as filed electronically on August 2, 1996.
9. Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-4 (File No. 33-75990), as filed electronically on April 22, 1996.

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

Name and Principal
Business Address*                 Positions and Offices with Depositor
------------------                ------------------------------------

Daniel P. Kearney                 Director and President

Timothy A. Holt                   Director, Senior Vice President and Chief
                                  Financial Officer

Christopher J. Burns              Director and Senior Vice President

Laura R. Estes                    Director and Senior Vice President

Gail P. Johnson                   Director and Vice President

John Y. Kim                       Director and Senior Vice President

Shaun P. Mathews                  Director and Vice President

Glen Salow                        Director and Vice President

Creed R. Terry                    Director and Vice President

Deborah Koltenuk                  Vice President and Treasurer, Corporate
                                  Controller

Frederick D. Kelsven              Vice President and Chief Compliance Officer

Kirk P. Wickman                   Vice President, General Counsel and Secretary




* The principal business address of all directors and officers listed is 151 Farmington Avenue, Hartford, Connecticut 06156.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

    Incorporated herein by reference to Item 26 of Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 (File No. 333-01107), as filed electronically on August 2, 1996.

ITEM 27. NUMBER OF CONTRACT OWNERS

    As of September 30, 1996, there were 592,685 individuals holding interests in variable annuity contracts funded through Variable Annuity Account C.

ITEM 28. INDEMNIFICATION

    Reference is hereby made to Section 33-320a of the Connecticut General Statutes ("C.G.S.") regarding indemnification of directors and officers of Connecticut corporations. The statute provides in general that Connecticut corporations shall indemnify their officers, directors, employees, agents, and certain other defined individuals against judgments, fines, penalties, amounts paid in settlement and reasonable expenses actually incurred in connection with proceedings against the corporation. The corporation's obligation to provide such indemnification does not apply unless (1) the individual is successful on the merits in the defense of any such proceeding; or (2) a determination is made (by a majority of the board of directors not a party to the proceeding by written consent; by independent legal counsel selected by a majority of the directors not involved in the proceeding; or by a majority of the shareholders not involved in the proceeding) that the individual acted in good faith and in the best interests of the corporation; or (3) the court, upon application by the individual, determines in view of all the circumstances that such person is reasonably entitled to be indemnified.

    C.G.S. Section 33-320a provides an exclusive remedy: a Connecticut corporation cannot indemnify a director or officer to an extent either greater or less than that authorized by the statute, e.g., pursuant to its certificate of incorporation, bylaws, or any separate contractual arrangement. However, the statute does specifically authorize a corporation to procure indemnification insurance to provide greater indemnification rights. The premiums for such insurance may be shared with the insured individuals on an agreed basis.

    Consistent with the statute, Aetna Inc. has procured insurance from Lloyd's of London and several major United States excess insurers for its directors and officers and the directors and officers of its subsidiaries, including the Depositor, which supplements the indemnification rights provided by C.G.S.
Section 33-320a to the extent such coverage does not violate public policy.

ITEM 29. PRINCIPAL UNDERWRITER

    (a) In addition to serving as the principal underwriter and depositor for the Registrant, Aetna Life Insurance and Annuity Company (ALIAC) also acts as the principal underwriter and investment adviser for Aetna Variable Encore Fund, Aetna Variable Fund, Aetna Series Fund, Inc., Aetna Generation Portfolios, Inc., Aetna Income Shares, Aetna Investment Advisers Fund, Inc., Aetna GET Fund, and Aetna Variable Portfolios, Inc., (all registered management investment companies under the 1940 Act). Additionally, ALIAC also acts as the principal underwriter and depositor for Variable Life Account B and Variable Annuity Accounts B and G (separate accounts of ALIAC registered as unit investment trusts under the 1940 Act). ALIAC also acts as the principal underwriter for Variable

         Annuity Account I (a separate account of Aetna Insurance Company of America registered as a unit investment trust under the 1940 Act).

    (b)  See Item 25 regarding the Depositor.

    (c)  Compensation as of December 31, 1995:

    (1)            (2)              (3)             (4)             (5)

Name of      Net Underwriting  Compensation
Principal    Discounts and     on Redemption     Brokerage
Underwriter  Commissions       or Annuitization  Commissions    Compensation*
-----------  -----------       ----------------  -----------    ------------
Aetna Life                       $1,830,629                     $74,341,006
Insurance and
Annuity
Company



* Compensation shown in column 5 includes deductions for mortality and expense risk guarantees and contract charges assessed to cover costs incurred in the sales and administration of the contracts issued under Variable Annuity Account C.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

    All accounts, books and other documents required to be maintained by
Section 31(a) of the 1940 Act and the Rules under it relating to the securities described in and issued under this Registration Statement are located at the home office of the Depositor as follows:

              Aetna Life Insurance and Annuity Company
              151 Farmington Avenue
              Hartford, Connecticut  06156

ITEM 31. MANAGEMENT SERVICES

    Not applicable

ITEM 32. UNDERTAKINGS

    Registrant hereby undertakes:

    (a) to file a post-effective amendment to this registration statement on Form N-4 as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for as long as payments under the variable annuity contracts may be accepted;

    (b) to include as part of any application to purchase a contract offered by a prospectus which is part of this registration statement on Form N-4, a space that an applicant can check to request a Statement of Additional Information; and

    (c) o deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.


    (d) Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

    (e) Aetna Life Insurance and Annuity Company represents that the fees and charges deducted under the contracts covered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                      SIGNATURES

    As required by the Securities Act of 1933, as amended, and the Investment Company Act of 1940, the Registrant, Variable Annuity Account C of Aetna Life Insurance and Annuity Company, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment No. 9 to its Registration Statement on Form N-4 (File No. 33-75990) and has caused this Post-Effective Amendment No. 9 to its Registration Statement on Form N-4 (File No. 33-75990) to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Hartford, State of Connecticut, on the 27th day of November, 1996.

                                       VARIABLE ANNUITY ACCOUNT C OF AETNA LIFE
                                       INSURANCE AND ANNUITY COMPANY
                                            (REGISTRANT)

                                  By:  AETNA LIFE INSURANCE AND ANNUITY COMPANY
                                            (DEPOSITOR)

                                  By:  Daniel P. Kearney*
                                       Daniel P. Kearney
                                       President


    As required by the Securities Act of 1933, as amended, this Post-Effective Amendment No. 9 to the Registration Statement on Form N-4 (File No. 33-75990) has been signed by the following persons in the capacities and on the dates indicated.


Signature             Title                                       Date
---------             -----                                       ----

Daniel P. Kearney*    Director and President                      )
--------------------- (principal executive officer)               )
Daniel P. Kearney                                                 )
                                                                  )
Timothy A. Holt*      Director and Chief Financial Officer        )   November
---------------------                                             )
Timothy A. Holt                                                   )   27, 1996
                                                                  )
Christopher J. Burns* Director                                    )
---------------------                                             )
Christopher J. Burns                                              )
                                                                  )

Laura R. Estes*       Director                                    )
---------------------                                             )
Laura R. Estes                                                    )
                                                                  )
Gail P. Johnson*      Director                                    )
---------------------                                             )
Gail P. Johnson                                                   )
                                                                  )

John Y. Kim*          Director                                    )
---------------------                                             )
John Y. Kim                                                       )
                                                                  )
Shaun P. Mathews*     Director                                    )
---------------------                                             )
Shaun P. Mathews                                                  )
                                                                  )
Glen Salow*           Director                                    )
---------------------                                             )
Glen Salow                                                        )
                                                                  )
Creed R. Terry*       Director                                    )
---------------------                                             )
Creed R. Terry                                                    )
                                                                  )
Deborah Koltenuk*     Vice President and Treasurer,               )
--------------------- Corporate Controller                        )
Deborah Koltenuk                                                  )



By: /s/  Julie E. Rockmore
    ------------------------------
    Julie E. Rockmore
    *Attorney-in-Fact

                              VARIABLE ANNUITY ACCOUNT C
                                    EXHIBIT INDEX


Exhibit No.   Exhibit                                                    Page
-----------   -------                                                    ----

99-B.1        Resolution of the Board of Directors of Aetna Life            *
              Insurance and Annuity Company establishing Variable
              Annuity Account C

99-B.3.1      Form of Broker-Dealer Agreement                               *

99-B.3.2      Alternative Form of Wholesaling Agreement and Related         *
              Selling Agreement

99-B.4        Form of Variable Annuity Contract (G-CDA-HF) and              *
              Endorsement (EGET-IC(R))

99-B.5        Form of Variable Annuity Contract Application (300-GTD-IA)    *

99-B.6        Certification of Incorporation and By-Laws of Depositor       *

99-B.8.1      Fund Participation Agreement (Amended and Restated)           *
              between Aetna Life Insurance and Annuity Company, Alger American Fund and Fred Alger Management, Inc. dated
              March 31, 1995

99-B.8.2      Fund Participation Agreement between Aetna Life               *
              Insurance and Annuity Company and Calvert Asset
              Management Company (Calvert Responsibly Invested
              Balanced Portfolio, formerly Calvert Socially
              Responsible Series) dated March 13, 1989 and amended December 12, 1993

99-B.8.3      Second Amendment dated January 1, 1996 to Fund                *
              Participation Agreement between Aetna Life Insurance and Annuity Company and Calvert Asset Management Company (Calvert Responsibly Invested Balanced Portfolio, formerly Calvert Socially Responsible Series) dated
              March 13, 1989 and amended December 27, 1993

99-B.8.4      Fund Participation Agreement between Aetna Life               *
              Insurance and Annuity Company and Fidelity
              Distributors Corporation (Variable Insurance
              Products Fund) dated February 1, 1994 and amended
              March 1, 1996

*Incorporated by reference

Exhibit No.   Exhibit                                                    Page
-----------   -------                                                    ----

99-B.8.5      Fund Participation Agreement between Aetna Life               *
              Insurance and Annuity Company and Fidelity
              Distributors Corporation (Variable Insurance
              Products Fund II) dated February 1, 1994 and amended March 1, 1996

99-B.8.6      Service Agreement between Aetna Life Insurance                *
              and Annuity Company and Fidelity Investments
              Institutional Operations Company dated as of November 1, 1995

99-B.8.7      Fund Participation Agreement between Aetna Life               *
              Insurance and Annuity Company and Franklin
              Advisers, Inc. dated January 31, 1989

99-B.8.8      Fund Participation Agreement between Aetna Life               *
              Insurance and Annuity Company and Janus Aspen
              Series dated April 19, 1994 and amended
              March 1, 1996

99-B.8.9      Fund Participation Agreement between Aetna Life               *
              Insurance and Annuity Company and Lexington
              Management Corporation regarding Natural
              Resources Trust dated December 1, 1988 and amended February 11, 1991

99-B.8.10     Fund Participation Agreement between Aetna                    *
              Life Insurance and Annuity Company and Advisers
              Management Trust (now Neuberger & Berman
              Advisers Management Trust) dated April 14,
              1989 and as assigned and modified on May 1, 1995

99-B.8.11     Fund Participation Agreement between Aetna Life               *
              Insurance and Annuity Company and Scudder
              Variable Life Investment Fund dated April 27,
              1992 and amended February 19, 1993 and August 13, 1993

99-B.8.12     Amendment dated as of February 20, 1996 to                    *
              Fund Participation Agreement between Aetna
              Life Insurance and Annuity Company and
              Scudder Variable Life Investment Fund
              dated April 27, 1992 as amended February 19,
              1993 and August 13, 1993

99-B.8.13     Fund Participation Agreement between Aetna                    *
              Life Insurance and Annuity Company, Investors
              Research Corporation and TCI Portfolios, Inc.
              dated July 29, 1992 and amended December 22,
              1992 and June 1, 1994


*Incorporated by reference

Exhibit No.   Exhibit                                                    Page
-----------   -------                                                    ----
99-B.9        Opinion of Counsel                                            *

99-B.10.1     Consent of Independent Auditors                            ____

99-B.10.2     Consent of Counsel                                         ____

99-B.13       Computation of Performance Data                               *

99-B.15.1     Powers of Attorney                                            *

99-B.15.2     Authorization for Signatures                                  *

27            Financial Data Schedule                                       *

*Incorporated by reference